GOODWILL AND INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes In Carrying Amounts of Goodwill By Reportable Segments

	Safety Services	Specialty Services	Total Goodwill
Goodwill as of December 31, 2022	$2,148	$234	$2,382
Acquisitions	47	—	47
Impairment of goodwill (1)	—	(4)	(4)
Foreign currency translation and other, net (2)	46	—	46
Goodwill as of December 31, 2023	2,241	230	2,471
Acquisitions	510	3	513
Foreign currency translation and other, net (2)	(90)	—	(90)
Goodwill as of December 31, 2024	$2,661	$233	$2,894
(1)The Company sold an operating company (See Note 5 – "Divestitures"). Pursuant to the authoritative literature, the Company evaluated the recoverability of the carrying value of the assets and liabilities and recorded a goodwill impairment charge of $4 for the year ended December 31, 2023.
(2)Other includes immaterial measurement period adjustments related to acquisitions for which the measurement period was open at the beginning of the year (see Note 4 – "Business Combinations").

Summary of Identifiable Intangible Assets
The Company's identifiable intangible assets are comprised of the following as of December 31, 2024 and 2023:

	December 31, 2024
	Weighted- Average Remaining Useful Lives (in Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangibles:
Contractual backlog	1.3	$171	$(158)	$13
Customer relationships	9.0	1,753	(672)	1,081
Trade names and trademarks	11.1	748	(182)	566
Total		$2,672	$(1,012)	$1,660

	December 31, 2023
	Weighted- Average Remaining Useful Lives (in Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangibles:
Contractual backlog	0.5	$155	$(154)	$1
Customer relationships	9.4	1,552	(518)	1,034
Trade names and trademarks	12.1	722	(137)	585
Total		$2,429	$(809)	$1,620

Schedule of Aggregate Amortization Expense of the Intangible
Approximate annual aggregate amortization expense of the intangible assets for the five years subsequent to December 31, 2024, is as follows:

Years ending December 31:
2025	$236
2026	228
2027	202
2028	132
2029	130
Thereafter	732
Total	$1,660

Summary of Amortization Expense Recognized on Intangible Assets
Amortization expense recognized on identifiable intangible assets are as follows:

	Year Ended December 31,
	2024	2023	2022
Cost of revenues	$6	$27	$30
Selling, general, and administrative expenses	216	197	197
Total intangible asset amortization expense	$222	$224	$227